Organization And Nature Of Operations	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

Nature of operations

Shanda Games Limited ("Shanda Games" or "the Company"), a Cayman Islands limited company, is principally engaged in the development and operation of online games and related businesses in the People's Republic of China (the "PRC"). The Company currently operates its business in China through its wholly-owned subsidiaries ("PRC subsidiaries") which consist of Shengqu Information Technology (Shanghai) Co., Ltd. ("Shengqu"), Shengji Information Technology (Shanghai) Co., Ltd. ("Shengji"), Lansha Information Technology (Shanghai) Co., Ltd. ("Lansha") and Kuyin Software (Shanghai) Co., Ltd ("Kuyin"); its variable interest entities and their subsidiaries ("VIEs"), which consist of Shanghai Hongli Digital Technology Co., Ltd. ("Shanghai Hongli") and Shanghai Shulong Technology Development Co., Ltd. ("Shanghai Shulong") and their wholly-owned subsidiaries, Shanghai Shulong Computer Technology Co., Ltd. ("Shulong Computer"), Nanjing Shulong Computer Technology Co., Ltd. ("Nanjing Shulong"), Chengdu Youji Technology Co., Ltd. ("Chengdu Youji"), Tianjin Youji Technology Co., Ltd. ("Tianjin Youji"), Chengdu Aurora Technology Development Co., Ltd. ("Chengdu Aurora"), and Chengdu Simo Technology Co., Ltd. ("Chengdu Simo"). Collectively, the PRC subsidiaries and the VIEs are referred to as the "PRC companies." The Company, together with (i) its wholly-owned subsidiaries, mainly including Shanda Games Holdings (HK) Limited ("Shanda Games (HK)"), Shanda Games International Pte. Ltd. ("Games International") and its majority-owned subsidiaries; (ii) Mochi Media, Inc. ("Mochi"); (iii) Eyedentity Games, Inc., ("Eyedentity"); (iv) Actoz Soft Co., Ltd., ("Actoz"), a Korean developer, operator and publisher of online games listed on the KOSDAQ and its majority-owned subsidiaries; and (v) the VIEs, shall collectively be referred to as "the Group".

The Reorganization

Shanda Games' online game business was founded by Shanda Interactive Entertainment Limited ("Shanda"), its parent, in 2001 and was operated by Shanda through certain of its subsidiaries and variable interest entities until the reorganization of Shanda came into effect on July 1, 2008 (the "Reorganization").

Prior to the Reorganization, in order to comply with PRC laws and regulations that restrict foreign ownership of companies to operate online game businesses in China, Shanda operated its online game business in China through Shanghai Shanda Networking Co., Ltd. ("Shanda Networking"), which is wholly-owned by Tianqiao Chen, the chairman and chief executive officer of Shanda, and Danian Chen, a director and president and chief operating officer of Shanda, both of whom are PRC citizens, and through Nanjing Shanda Networking Co., Ltd. ("Nanjing Shanda") and Hangzhou Bianfeng Networking Co., Ltd. ("Hangzhou Bianfeng"), which are wholly-owned subsidiaries of Shanda Networking. Shanda Networking and its subsidiaries hold the licenses and approvals that are required to operate the online game business.

Shengqu, which is Shanda's indirect wholly-owned foreign operating entity in China, had entered into a series of contractual arrangements with Shanda Networking and its shareholders, including contracts relating to the transfer of assets, the provision of services, software licenses and equipment, and certain shareholder rights and corporate governance matters (collectively, the "Original VIE Agreements"). As a result of the Original VIE Agreements, Shanda was considered the primary beneficiary of Shanda Networking and its subsidiaries.

Effective July 1, 2008, Shanda completed, subject to certain closing conditions, the Reorganization. One of the primary purposes of the Reorganization was to establish Shanda Games as a legal entity to continue to operate Shanda's online game business. As a result of the Reorganization, all of Shanda's assets and liabilities relating to its online game business were transferred to the Group. The primary steps of the Reorganization included:

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Establishment of Shanda Games. Shanda Games was incorporated in the Cayman Islands on June 12, 2008 as a direct wholly-owned subsidiary of Shanda, to be the holding company for the online game business. Pursuant to a share exchange, Shanda Games became a direct wholly-owned subsidiary of Shanda, and Shanda Games (HK) became a direct wholly-owned subsidiary of Shanda Games.

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Assignment of Certain Original VIE Agreements. Shengqu assigned all of the Original VIE Agreements with Shanda Networking, Nanjing Shanda and Hangzhou Bianfeng (other than those relating to the operations of the online game business, which were cancelled) to Shanda Computer (Shanghai) Co., Ltd., or Shanda Computer, an indirect wholly-owned subsidiary of Shanda, thereby making Shanda Computer the primary beneficiary of Shanda Networking.

*	Transfer of Equity Interests. Shanda Networking transferred the equity interests of Shanghai Shulong to two nominee shareholders, both of whom are PRC citizens.

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New VIE Agreements. The PRC subsidiaries entered into various agreements, including contracts relating to the transfer of assets, the provision of services and software licenses and equipment with the VIEs and contracts relating to certain shareholder rights and corporate governance matters with the VIEs and their nominee shareholders (collectively, the "New VIE Agreements").

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Separation Agreement. Pursuant to a Master Separation Agreement, Shanda transferred all of its assets and liabilities related to its online game business (including applicable equity investments and intellectual property rights) to Shanghai Shulong. Concurrently, all assets and liabilities unrelated to the online game business, including certain real property interests, intellectual property rights and personal tangible properties were transferred to Shanda.

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Game Licensing Agreements. Prior to the Reorganization, Shengqu had licensed certain rights to online games from various third parties, which rights were sublicensed to Shanda Networking and its subsidiaries. As a part of the Reorganization, Shengqu amended such third party license agreements to allow Shengqu to sublicense its rights to the VIEs. Following the Reorganization, the Company conducts its online game business through the VIEs.

In the second quarter of 2009, Shanda transferred to the Company its entire equity interest in Actoz in consideration of US$70.2 million as part of the Reorganization under common control. Shanda had acquired a majority of the outstanding shares of Actoz in the third quarter of 2007, and had consolidated Actoz's results of operations effective from that date.

On September 30, 2009, the Company completed an initial public offering (the "IPO") on the NASDAQ Global Select Market ("IPO"). In the IPO, 83,500,000 American Depositary Shares ("ADSs"), representing 167,000,000 Class A ordinary shares, were sold to the public at a price of $12.50 per ADS. Of these, 13,043,500 ADSs, representing 26,087,000 Class A ordinary shares, were sold by the Company; and 70,456,500 ADSs, representing 140,913,000 Class A ordinary shares, were sold by a direct wholly-owned subsidiary of Shanda. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately $152.5 million.